UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):     [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley             Wilmington, Delaware        February 12, 2001


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number         Name

  28-1190                      Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         3
Form 13F Information Table Entry Total:    132
Form 13F Information Table Value Total:    $1,387,770
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.        Form 13F File Number       Name

  1          28-7164                    Bear Stearns Asset Management Inc.
  2          No File Number             Merrill Lynch Investment Managers Canada
  3          28-551                     U.S. Bancorp




                                                Form 13F INFORMATION TABLE

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           Column 1               Column 2   Column 3    Column 4     Column 5       Column 6     Column 7        Column 8
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        Name of Issuer            Title of     CUSIP      VALUE       SHRS OR       INVESTMENT       OTHER    VOTING AUTHORITY
                                   Class                 (x$1000)     SH/PUT/       DISCRETION      MANAGERS     SOLE SHARED
                                                                      PRN AMT                                       NONE
                                                                     PRN CALL
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Abbott Labs                     COM          2824100        31,399       648,200    Sole                          Sole
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Abbott Labs                     COM          2824100           281         5,800    Sole                          None
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American Express Company        COM          25816109        3,159        57,500    Sole                          Sole
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American Intl Group             COM          26874107       52,602       533,704    Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group             COM          26874107          266         2,700    Sole                          None
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                      COM          31162100       12,500       195,500    Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------------
Apollo Group                    COM          37604105          615        12,500    Sole                          Sole
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Baker Hughes Inc                COM          57224107       14,421       347,000    Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                COM          57224107          175         4,200    Sole                          None
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York                COM          64057102       13,913       252,100    Sole                          Sole
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Bank of New York                COM          64057102          177         3,200    Sole                          None
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Baxter International Inc        COM          71813109       22,846       258,700    Sole                          Sole
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Baxter International Inc        COM          71813109          150         1,700    Sole                          None
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                  COM          97023105       11,134       168,700    Sole                          Sole
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Boeing Company                  COM          97023105          132         2,000    Sole                          None
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Brinker International Inc       COM         109641100       20,605       487,700    Sole                          Sole
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Brinker International Inc       COM         109641100          228         5,400    Sole                          None
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Cablevision Systems             COM         12686C109        7,211        84,900    Sole                          Sole
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Cablevision Systems             COM         12686C109          110         1,300    Sole                          None
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Callaway Golf Company           COM         131193104        1,714        92,000    Sole                          Sole
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Cardinal Health Inc.            COM         14149Y108       10,431       104,700    Sole                          Sole
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Cardinal Health Inc.            COM         14149Y108          130         1,300    Sole                          None
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Check Point Software            COM         M22465104         1095         8,200    Defined                  3    Sole
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Check Point Software            COM         M22465104       22,839       171,000    Sole                          Sole
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China Mobile Ltd ADR            ADR         16941M109          971        35,800    Defined                  3    Sole
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China Mobile Ltd ADR            ADR         16941M109       16,387       604,000    Sole                          Sole
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Cia Bras Distr Pao Acucar ADR   ADR         20440T201          708        19,400    Sole                          Sole
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Cia de Bebidas das Amer - Ambev ADR         20441W203        9,924       385,400    Sole                          Sole
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Cisco Systems                   COM         17275R102        2,896        75,700    Sole                          Sole
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Citigroup                       COM         172967101       63,337     1,240,435    Sole                          Sole
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Citigroup                       COM         172967101          320         6,266    Sole                          None
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

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Coca-Cola Fems ADR              ADR         191241108          895        40,000    Defined                  3    Sole
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Coca-Cola Fems ADR              ADR         191241108       10,942       488,900    Sole                          Sole
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Concord EFS Inc                 COM         206197105       13,301       302,700    Sole                          Sole
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Concord EFS Inc                 COM         206197105          141         3,200    Sole                          None
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Elan ADR                        ADR         284131208         1882         40200    Defined                  1    None
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Elan ADR                        ADR         284131208         3553        75,900    Defined                  2    Sole
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Elan ADR                        ADR         284131208        17708       378,300    Defined                  3    Sole
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Elan ADR                        ADR         284131208      127,529     2,724,400    Sole                          Sole
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Elan ADR                        ADR         284131208          173         3,700    Sole                          None
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Embraer -Empresa Brasileira Adr ADR         29081M102          382         9,600    Defined                  3    Sole
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Embraer -Empresa Brasileira Adr ADR         29081M102        4,587       115,400    Sole                          Sole
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EMC Corp                        COM         268648102       15,401       231,600    Sole                          Sole
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EMC Corp                        COM         268648102          120         1,800    Sole                          None
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Express Scripts Inc.-CL A       COM         302182100          624         6,100    Sole                          Sole
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Federal Nat'l Mortgage Assoc    COM         313586109       11,919       137,400    Sole                          Sole
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Federal Nat'l Mortgage Assoc    COM         313586109          156         1,800    Sole                          None
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Flextronics International       COM         Y2573F102          456        16,000    Defined                  3    Sole
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Flextronics International       COM         Y2573F102        7,114       249,600    Sole                          Sole
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General Electric Company        COM         369604103       16,443       343,000    Sole                          Sole
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General Electric Company        COM         369604103          177         3,700    Sole                          None
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GlaxoSmithKline ADR             ADR         37733W105       10,707       191,200    Sole                          Sole
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Grupo Televisa  S.A. Global     GDS         40049J206         1775        39,500    Defined                  3    Sole
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Grupo Televisa  S.A. Global     GDS         40049J206       27,706       616,500    Sole                          Sole
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HCA The Healthcare              COM         404119109       15,923       361,800    Sole                          Sole
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HCA The Healthcare              COM         404119109          180         4,100    Sole                          None
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IDEC Pharmaceuticals Corp.      COM         449370105       12,625        66,600    Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.      COM         449370105          152           800    Sole                          None
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Immunex Corp                    COM         452528102        3,250        80,000    Sole                          Sole
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Intl Game Technology            COM         459902102       12,758       265,800    Sole                          Sole
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Intl Game Technology            COM         459902102          163         3,400    Sole                          None
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Juniper Networks Inc            COM         48203R104          454         3,600    Sole                          Sole
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Kimberly-Clark Corp             COM         494368103       39,141       553,700    Sole                          Sole
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Kimberly-Clark Corp             COM         494368103          389         5,500    Sole                          None
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Legg Mason Inc                  COM         524901105       28,182       517,100    Sole                          Sole
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Legg Mason Inc                  COM         524901105          283         5,200    Sole                          None
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Lehman Brothers Holdings Inc    COM         524908100       36,006       532,400    Sole                          Sole
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Lehman Brothers Holdings Inc    COM         524908100          365         5,400    Sole                          None
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Longview Fibre Company          COM         543213102        1,503       111,300    Sole                          Sole
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MBNA Corporation                COM         55262L100       14,658       396,800    Sole                          Sole
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MBNA Corporation                COM         55262L100          163         4,400    Sole                          None
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

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Medtronic                       COM         585055106       41,258       683,300    Sole                          Sole
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Medtronic                       COM         585055106          290         4,800    Sole                          None
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Merck & Co. Inc.                COM         589331107        9,625       102,800    Sole                          Sole
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Merck & Co. Inc.                COM         589331107          122         1,300    Sole                          None
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Merrill Lynch & Co.,  Inc.      COM         590188108       57,334       840,800    Sole                          Sole
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Merrill Lynch & Co.,  Inc.      COM         590188108          396         5,800    Sole                          None
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MGIC Investment Corporation     COM         552848103       24,299       360,300    Sole                          Sole
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MGIC Investment Corporation     COM         552848103          223         3,300    Sole                          None
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Minnesota Min'g/Mfg             COM         604059105       33,391       277,100    Sole                          Sole
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Minnesota Min'g/Mfg             COM         604059105          434         3,600    Sole                          None
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Mobile Telesystems ADR          ADR         607409109          838        34,900    Defined                  3    Sole
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Mobile Telesystems ADR          ADR         607409109       16,730       697,100    Sole                          Sole
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Nokia Corp - ADR                ADR         654902204        1,914        44,000    Sole                          Sole
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Northern Trust                  COM         665859104       18,245       223,700    Sole                          Sole
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Northern Trust                  COM         665859104          163         2,000    Sole                          None
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People Soft                     COM         712713106       14,973       402,600    Sole                          Sole
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People Soft                     COM         712713106          193         5,200    Sole                          None
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Petroleo Brasileiro ADR         ADR         71654V408          346        13,700    Sole                          Sole
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Pfizer Inc                      COM         717081103       11,794       256,400    Sole                          Sole
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Pfizer Inc                      COM         717081103          147         3,200    Sole                          None
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Pharmacia Corporation           COM         71713U102       10,413       170,700    Sole                          Sole
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Pharmacia Corporation           COM         71713U102          134         2,200    Sole                          None
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Qiagen N.V.                     COM         N72482107          553        16,000    Defined                  2    Sole
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Qiagen N.V.                     COM         N72482107         2003        57,900    Defined                  3    Sole
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Qiagen N.V.                     COM         N72482107       16,095       465,300    Sole                          Sole
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Qualcomm Inc                    COM         747525103       11,655       141,800    Sole                          Sole
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Qualcomm Inc                    COM         747525103           90         1,100    Sole                          None
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Royal Dutch Petro - ADR         ADR         780257804        1,665        27,500    Sole                          Sole
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Safeway Inc                     COM         786514208       13,831       221,300    Sole                          Sole
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Safeway Inc                     COM         786514208          169         2,700    Sole                          None
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Schlumberger Ltd                COM         806857108       34,486       431,400    Sole                          Sole
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Schlumberger Ltd                COM         806857108          312         3,900    Sole                          None
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Sensormatic Electronics Corp    COM         817265101          495        24,700    Sole                          Sole
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Sicor Inc                       COM         825846108          505        35,000    Sole                          Sole
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SK Telecom                      ADR         78440P108          432        18,347    Defined                  3    Sole
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SK Telecom                      ADR         78440P108        5,718       242,708    Sole                          Sole
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Southwest Airlines              COM         844741108       32,950       982,700    Sole                          Sole
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Southwest Airlines              COM         844741108          121         3,600    Sole                          None
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Starbucks Corp                  COM         855244109       11,425       258,200    Sole                          Sole
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Starbucks Corp                  COM         855244109          119         2,700    Sole                          None
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

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State Street Corp               COM         857477103       52,029       418,880    Sole                          Sole
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State Street Corp               COM         857477103          373         3,000    Sole                          None
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Stryker Corporation             COM         863667101       18,268       361,100    Sole                          Sole
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Stryker Corporation             COM         863667101          182         3,600    Sole                          None
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Taiwan Semi Man - ADR           ADR         874039100        1,518        88,028    Sole                          Sole
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Tele Norte Leste Partic ADR     ADR         879246106         1638        71,800    Defined                  3    Sole
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Tele Norte Leste Partic ADR     ADR         879246106       29,039     1,273,100    Sole                          Sole
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Telefonos de Mexico  ADR        ADR         879403780         1223        27,100    Defined                  3    Sole
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Telefonos de Mexico  ADR        ADR         879403780       18,476       409,400    Sole                          Sole
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Teva Pharmaceutical-SP ADR      ADR         881624209         2740        37,400    Defined                  3    Sole
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical-SP ADR      ADR         881624209       38,149       520,800    Sole                          Sole
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Toronto Dominion US             COM         891160509          171         5,900    Sole                          Sole
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United Technologies Corp        COM         913017109       21,065       267,900    Sole                          Sole
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United Technologies Corp        COM         913017109          228         2,900    Sole                          None
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Unitedhealth Group              COM         91324P102       32,470       529,000    Sole                          Sole
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Unitedhealth Group              COM         91324P102          368         6,000    Sole                          None
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Veritas Software Corp           COM         923436109        3,408        38,950    Sole                          Sole
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Walgreen Co                     COM         931422109       13,676       327,100    Sole                          Sole
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Walgreen Co                     COM         931422109          167         4,000    Sole                          None
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Wells Fargo Company             COM         949746101       13,956       250,600    Sole                          Sole
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Wells Fargo Company             COM         949746101          178         3,200    Sole                          None
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